13. Property, Plant and Equipment	12 Months Ended
Dec. 31, 2018
Property, plant and equipment [abstract]
Property, Plant and Equipment

Property, plant and equipment are stated at acquisition and/or construction cost, less accumulated depreciation and impairment losses (the latter only if applicable). Depreciation is calculated based on the straight line method over terms that take into account the expected useful lives of the assets and their residual values.

The estimated costs of dismantling towers and equipment on rented properties are capitalized and depreciated over the estimated useful lives of these assets. The Company recognizes the present value of these costs in property, plant and equipment with a counter-entry to the liability “provision for future asset retirement”. Interest incurred on updating the provision is classified within financial expenses.

Gains and losses on disposal are determined by comparing the amounts of these disposals with the carrying values at the time of the transaction and that are recognized in “other operating expenses (revenue), net” in the statement of income.

(a)                  Changes in property, plant and equipment

	Balance for 2017	Additions/ (Depreciation)	Disposals	Transfers	Balance for 2018
Total cost of property, plant and equipment, gross	31,166,905	2,746,039	(80,141)	-	33,832,803
Commutation/transmission equipment	18,766,840	8,974	(48,203)	2,078,638	20,806,249
Fiber optic cables	683,971	20	-	78,184	762,175
Leased handsets	2,181,630	-	(15,675)	147,990	2,313,945
Infrastructure	5,652,840	678	(4,562)	484,854	6,133,810
Informatics assets	1,615,325	9	(9,511)	73,505	1,679,328
General use assets	739,439	286	(2,018)	59,132	796,839
Land	40,794	-	-	-	40,794
Construction in progress	1,486,066	2,736,072	(172)	(2,922,303)	1,299,663
					-
Accumulated depreciation	(20,328,417)	(2,371,362)	70,598	-	(22,629,181)
Commutation/transmission equipment	(13,373,003)	(1,610,326)	47,260	-	(14,936,069)
Fiber optic cables	(290,699)	(54,833)	-	-	(345,532)
Leased handsets	(2,016,018)	(124,709)	8,500	-	(2,132,227)
Infrastructure	(2,697,878)	(463,856)	3,844	-	(3,157,890)
Informatics assets	(1,448,694)	(72,885)	9,465	-	(1,512,114)
General use assets	(502,125)	(44,753)	1,529	-	(545,349)

Total property, plant and equipment, net	10,838,488	374,677	(9,543)	-	11,203,622
Commutation/transmission equipment	5,393,837	(1,601,352)	(943)	2,078,638	5,870,180
Fiber optic cables	393,272	(54,813)	-	78,184	416,643
Leased handsets	165,612	(124,709)	(7,175)	147,990	181,718
Infrastructure	2,954,962	(463,178)	(718)	484,854	2,975,920
Informatics assets	166,631	(72,876)	(46)	73,505	167,214
General use assets	237,314	(44,467)	(489)	59,132	251,490
Land	40.794	-	-	-	40.794
Construction in progress	1.486.066	2.736.072	(172)	(2.922.303)	1.299.663

	Balance for	Additions/	Disposals	Transfers	Balance for 2017
	2016	(Depreciation)
Total Cost of Property, Plant and Equipment, Gross	29,259,831	2,308,979	(78,280)	(323,625)	31,166,905
Commutation/transmission equipment		28,694
	17,232,254		(57,683)	1,563,575	18,766,840
Fiber optic cables	600,504	3	-	83,464	683,971
Leased handsets	2,071,334	-	(10,502)	120,798	2,181,630
Infrastructure	5,269,043	238	(15,195)	398,754	5,652,840
Informatics assets	1,550,614	113	(1)	64,599	1,615,325
General use assets	675,682	18	(258)	63,997	739,439
Land	40,794	-	-	-	40,794
Construction in progress	1,819,606	2,279,913	5,359	(2,618,812)	1,486,066

Accumulated Depreciation	(18,175,301)	(2,180,221)	27,104	1	(20,328,417)
Commutation/transmission equipment
	(11,969,208)	(1,417,827)	14,054	(22)	(13,373,003)
Fiber optic cables	(242,709)	(47,990)	-	-	(290,699)
Leased handsets	(1,905,228)	(114,370)	3,580	-	(2,016,018)
Infrastructure	(2,224,932)	(482,463)	9,211	306	(2,697,878)
Informatics assets	(1,372,663)	(76,080)	1	48	(1,448,694)
General use assets	(460,561)	(41,491)	258	(331)	(502,125)

Total property, plant and equipment, net	11,084,530	128,758	(51,176)	(323,624)	10,838,488
Commutation/transmission equipment
	5,263,046	(1,389,133)	(43,629)	1,563,553	5,393,837
Fiber optic cables	357,795	(47,987)	-	83,464	393,272
Leased handsets	166,106	(114,370)	(6,922)	120,798	165,612
Infrastructure	3,044,111	(482,225)	(5,984)	399,060	2,954,962
Informatics assets	177,951	(75,967)	-	64,647	166,631
General use assets	215,121	(41,473)	-	63,666	237,314
Land	40,794	-	-	-	40,794
Construction in progress	1,819,606	2,279,913	5,359	(2,618,812)	1,486,066

Construction in progress represents the cost of projects in progress related to the construction of network and/or other intangible assets over the period of their construction and installation, until the date when they start operating, when they will be transferred to their corresponding asset accounts.

(b)                  Depreciation rates

Annual rate %
Commutation/transmission equipment	8 to 14.29
Fiber optic cables	4 to 10
Free-leased handsets	14.28 to 50
Infrastructure	4 to 20
Informatics assets	10 to 20
General use assets	10 to 20

In 2018, pursuant to IAS 16, the Company and its subsidiaries assessed the useful life estimates for their property, plant and equipment, concluding that there were no significant changes or alterations to the circumstances on which the estimates were based that would justify changes to the useful lives currently in use. To determine the useful lives of the assets, the Company considers not just the type of asset, but also the way it is used and the conditions in which the asset is used.